Promissory Notes Payable – Related Party Officer and his Affiliates (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Promissory Notes Payable – Related Party Officer and his Affiliates [Abstract]
Schedule of Outstanding Balance of Convertible and Other Notes Issued	The outstanding balance of notes issued to the Company’s chief executive officer and his affiliates consisted of the following at September 30, 2023 and 2022:
	September 30, 2023	September 30, 2022
Principal	$8,805,316	$13,537
Less: Current portion	(105,062)	(13,537)
Long term portion (including accrued interest – long term)	$8,700,254	$-

Schedule of the Outstanding Balance of Notes Issued to the Company’s Chief Executive Officer and his Affiliates	The outstanding balance of notes issued to the Company’s chief executive officer and his affiliates consisted of the following at March 31, 2024 and September 30, 2023:
	March 31, 2024	September 30, 2023
Principal	$8,892,770	$8,805,316
Less: Current portion	(104,895)	(105,062)
Long term portion (including accrued interest – long term)	$8,787,875	$8,700,254